Share-based payments - Share options and Share plans (Details) £ / shares in Units, Option in Millions	12 Months Ended
	Mar. 31, 2024 GBP (£) Option £ / shares	Mar. 31, 2023 Option £ / shares	Mar. 31, 2022 Option £ / shares
Movements in outstanding ordinary share options
Balance at the beginning of the period (in shares) | Option	62	61	62
Granted (in shares) | Option	63	50	20
Forfeited (in shares) | Option	(1)	(2)	(2)
Exercised (in shares) | Option		(8)	(1)
Expired (in shares) | Option	(54)	(39)	(18)
Balance at the end of the period (in shares) | Option	70	62	61
Weighted average exercise price:
Weighted average exercise price at the beginning of the period	£ 0.87	£ 1.02	£ 1.07
Granted (per share)	0.58	0.83	0.95
Forfeited (per share)	0.81	1.02	1.06
Exercised (per share)	1.06	1.05	1.17
Expired (per share)	0.82	1.01	1.10
Weighted average exercise price at the end of the period	0.66	£ 0.87	£ 1.02
Maximum
Weighted average exercise price:
Weighted average exercise price at the end of the period	1.57
Minimum
Weighted average exercise price:
Weighted average exercise price at the end of the period	£ 0.58
Vodafone Group executive plans
Share options and Share plans
Performance targets measurement period for share awards	3 years
Vodafone Sharesave Plan
Share options and Share plans
Monthly savings, amount | £	£ 375
Discount rate for share options	20
Vodafone Sharesave Plan | Maximum
Share options and Share plans
Share option vesting period	5 years
Vodafone Sharesave Plan | Minimum
Share options and Share plans
Share option vesting period	3 years